Provisions for employees' benefits - Maturity of benefit obligation (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 COP ($)
2025
Disclosure of defined benefit plans
payment of post-employment obligations	$ 2,145,172
2025 | Pension and bonds
Disclosure of defined benefit plans
payment of post-employment obligations	1,368,320
2025 | Other benefits
Disclosure of defined benefit plans
payment of post-employment obligations	776,852
2026
Disclosure of defined benefit plans
payment of post-employment obligations	2,220,250
2026 | Pension and bonds
Disclosure of defined benefit plans
payment of post-employment obligations	1,405,208
2026 | Other benefits
Disclosure of defined benefit plans
payment of post-employment obligations	815,042
2027
Disclosure of defined benefit plans
payment of post-employment obligations	2,261,844
2027 | Pension and bonds
Disclosure of defined benefit plans
payment of post-employment obligations	1,404,292
2027 | Other benefits
Disclosure of defined benefit plans
payment of post-employment obligations	857,552
2028
Disclosure of defined benefit plans
payment of post-employment obligations	2,307,744
2028 | Pension and bonds
Disclosure of defined benefit plans
payment of post-employment obligations	1,398,966
2028 | Other benefits
Disclosure of defined benefit plans
payment of post-employment obligations	908,778
2029
Disclosure of defined benefit plans
payment of post-employment obligations	2,356,556
2029 | Pension and bonds
Disclosure of defined benefit plans
payment of post-employment obligations	1,406,550
2029 | Other benefits
Disclosure of defined benefit plans
payment of post-employment obligations	950,006
2030yss
Disclosure of defined benefit plans
payment of post-employment obligations	12,771,338
2030yss | Pension and bonds
Disclosure of defined benefit plans
payment of post-employment obligations	7,229,963
2030yss | Other benefits
Disclosure of defined benefit plans
payment of post-employment obligations	$ 5,541,375